COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
Computer and Network Equipment and Construction in Progress
Purchase Commitments

As of December 31, 2019, the Company has the following commitments to purchase certain computer and network equipment and construction-in-progress:

	RMB	US$
2020	225,511	32,393
2021 and thereafter	—	—
	225,511	32,393

Bandwidth and Cabinet Capacity
Purchase Commitments

As of December 31, 2019, the Company has outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

	RMB	US$
2020	600,571	86,267
2021	60,602	8,705
2022	44,968	6,459
2023	206	30
2024 and thereafter	2,068	297
	708,415	101,758